Shareholder Report, Average Annual Return (Details) 194704_Overlay Shares Core Bond ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	83 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Overlay Shares Core Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Overlay Shares Core Bond ETF NAV
Average Annual Return, Percent	4.44%	0.04%	1.77%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)	0.77%